SCHEDULE OF LOSS BEFORE TAXATION (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Interest expense on lease liabilities	$ 54	$ 82
Interest expense on note payables	235	628
Depreciation of fixed assets	121	163
Depreciation charge of right-of-use assets for leases	100	148
Marketing and promotion expense	$ 728	$ 808